GOODWILL (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF GOODWILL

	Acquisition of	Acquisition of	Acquisition of
	Matter	planA	TRP	Total
	USD	USD	USD	USD
At April 1, 2024, March 31, 2025 and April 1, 2025	-	-	-	-
Arising on acquisition of subsidiaries (note 27)	20,851,766	18,115,214	5,581,724	44,548,704
Impairment loss recognized (note 27)	(6,950,440)	-	-	(6,950,440)
At March 31, 2026	13,901,326	18,115,214	5,581,724	37,598,264